Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB PORTFOLIOS
Entity Central Index Key	0000812015
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000029018
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Advisor Class
Trading Symbol	ABWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”)(net), before sales charges. Relative to the benchmark, overall allocation to equities detracted from performance, while allocation to alternatives and fixed-income assets contributed positively. Security selection was negative within both fixed income and equities, but positive within alternatives. The cash allocation also lagged the benchmark, further impacting total returns. Overall, results reflected a combination of asset allocation decisions and market conditions, with positive contributions from diversifiers partially offsetting weaker results in equities, fixed income and cash.

The Fund used derivatives for hedging and investment purposes. During the 12-month period currency futures, forwards and total return swaps added to absolute performance, while credit default swaps and interest rate swaps detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/15	$10,000	$10,000	$10,000
08/16	$10,530	$10,724	$10,719
08/17	$11,581	$12,560	$10,748
08/18	$11,815	$13,993	$10,828
08/19	$12,544	$13,954	$11,991
08/20	$12,755	$16,260	$12,384
08/21	$15,488	$20,916	$12,477
08/22	$12,916	$17,594	$11,230
08/23	$13,239	$20,048	$11,292
08/24	$15,258	$24,748	$12,137
08/25	$16,683	$28,656	$12,561

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	9.34%	5.52%	5.25%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.50%	0.28%	2.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 424,298,297
Holdings Count | Holding	664
Advisory Fees Paid, Amount	$ 2,083,859
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$424,298,297
# of Portfolio Holdings	664
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (Net)	$2,083,859

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
United States	43.6%
Multinational	19.3%
United Kingdom	5.8%
Japan	5.3%
Canada	2.2%
France	2.2%
Germany	1.9%
Spain	1.6%
Italy	1.3%
Mexico	0.8%
Australia	0.8%
South Korea	0.7%
Netherlands	0.6%
Denmark	0.5%
Others	6.1%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Security Type Breakdown (% Net Assets)

Common Stocks	33.2%
Investment Companies	23.1%
Governments - Treasuries	13.9%
Corporates - Investment Grade	8.9%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.3%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.0%
Others	4.4%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Material Fund Change [Text Block]
C000029015
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class A
Trading Symbol	ABWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”)(net), before sales charges. Relative to the benchmark, overall allocation to equities detracted from performance, while allocation to alternatives and fixed-income assets contributed positively. Security selection was negative within both fixed income and equities, but positive within alternatives. The cash allocation also lagged the benchmark, further impacting total returns. Overall, results reflected a combination of asset allocation decisions and market conditions, with positive contributions from diversifiers partially offsetting weaker results in equities, fixed income and cash.

The Fund used derivatives for hedging and investment purposes. During the 12-month period currency futures, forwards and total return swaps added to absolute performance, while credit default swaps and interest rate swaps detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/15	$9,574	$10,000	$10,000
08/16	$10,065	$10,724	$10,719
08/17	$11,033	$12,560	$10,748
08/18	$11,230	$13,993	$10,828
08/19	$11,891	$13,954	$11,991
08/20	$12,063	$16,260	$12,384
08/21	$14,615	$20,916	$12,477
08/22	$12,153	$17,594	$11,230
08/23	$12,427	$20,048	$11,292
08/24	$14,286	$24,748	$12,137
08/25	$15,581	$28,656	$12,561

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	9.06%	5.25%	4.99%
Class A (with sales charges)	4.42%	4.35%	4.53%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.50%	0.28%	2.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 424,298,297
Holdings Count | Holding	664
Advisory Fees Paid, Amount	$ 2,083,859
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$424,298,297
# of Portfolio Holdings	664
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (Net)	$2,083,859

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
United States	43.6%
Multinational	19.3%
United Kingdom	5.8%
Japan	5.3%
Canada	2.2%
France	2.2%
Germany	1.9%
Spain	1.6%
Italy	1.3%
Mexico	0.8%
Australia	0.8%
South Korea	0.7%
Netherlands	0.6%
Denmark	0.5%
Others	6.1%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Security Type Breakdown (% Net Assets)

Common Stocks	33.2%
Investment Companies	23.1%
Governments - Treasuries	13.9%
Corporates - Investment Grade	8.9%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.3%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.0%
Others	4.4%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Material Fund Change [Text Block]
C000029017
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class C
Trading Symbol	ABWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.83%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”)(net), before sales charges. Relative to the benchmark, overall allocation to equities detracted from performance, while allocation to alternatives and fixed-income assets contributed positively. Security selection was negative within both fixed income and equities, but positive within alternatives. The cash allocation also lagged the benchmark, further impacting total returns. Overall, results reflected a combination of asset allocation decisions and market conditions, with positive contributions from diversifiers partially offsetting weaker results in equities, fixed income and cash.

The Fund used derivatives for hedging and investment purposes. During the 12-month period currency futures, forwards and total return swaps added to absolute performance, while credit default swaps and interest rate swaps detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/15	$10,000	$10,000	$10,000
08/16	$10,431	$10,724	$10,719
08/17	$11,353	$12,560	$10,748
08/18	$11,468	$13,993	$10,828
08/19	$12,047	$13,954	$11,991
08/20	$12,128	$16,260	$12,384
08/21	$14,593	$20,916	$12,477
08/22	$12,040	$17,594	$11,230
08/23	$12,212	$20,048	$11,292
08/24	$13,940	$24,748	$12,137
08/25	$15,087	$28,656	$12,561

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	8.22%	4.46%	4.20%
Class C (with sales charges)	7.22%	4.46%	4.20%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.50%	0.28%	2.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 424,298,297
Holdings Count | Holding	664
Advisory Fees Paid, Amount	$ 2,083,859
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$424,298,297
# of Portfolio Holdings	664
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (Net)	$2,083,859

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
United States	43.6%
Multinational	19.3%
United Kingdom	5.8%
Japan	5.3%
Canada	2.2%
France	2.2%
Germany	1.9%
Spain	1.6%
Italy	1.3%
Mexico	0.8%
Australia	0.8%
South Korea	0.7%
Netherlands	0.6%
Denmark	0.5%
Others	6.1%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Security Type Breakdown (% Net Assets)

Common Stocks	33.2%
Investment Companies	23.1%
Governments - Treasuries	13.9%
Corporates - Investment Grade	8.9%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.3%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.0%
Others	4.4%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Material Fund Change [Text Block]
C000029021
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class I
Trading Symbol	ABWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”)(net), before sales charges. Relative to the benchmark, overall allocation to equities detracted from performance, while allocation to alternatives and fixed-income assets contributed positively. Security selection was negative within both fixed income and equities, but positive within alternatives. The cash allocation also lagged the benchmark, further impacting total returns. Overall, results reflected a combination of asset allocation decisions and market conditions, with positive contributions from diversifiers partially offsetting weaker results in equities, fixed income and cash.

The Fund used derivatives for hedging and investment purposes. During the 12-month period currency futures, forwards and total return swaps added to absolute performance, while credit default swaps and interest rate swaps detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/15	$10,000	$10,000	$10,000
08/16	$10,529	$10,724	$10,719
08/17	$11,573	$12,560	$10,748
08/18	$11,800	$13,993	$10,828
08/19	$12,530	$13,954	$11,991
08/20	$12,735	$16,260	$12,384
08/21	$15,467	$20,916	$12,477
08/22	$12,892	$17,594	$11,230
08/23	$12,860	$20,048	$11,292
08/24	$15,342	$24,748	$12,137
08/25	$16,764	$28,656	$12,561

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	9.27%	5.65%	5.30%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.50%	0.28%	2.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 424,298,297
Holdings Count | Holding	664
Advisory Fees Paid, Amount	$ 2,083,859
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$424,298,297
# of Portfolio Holdings	664
Portfolio Turnover Rate	190%
Total Advisory Fees Paid (Net)	$2,083,859

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
United States	43.6%
Multinational	19.3%
United Kingdom	5.8%
Japan	5.3%
Canada	2.2%
France	2.2%
Germany	1.9%
Spain	1.6%
Italy	1.3%
Mexico	0.8%
Australia	0.8%
South Korea	0.7%
Netherlands	0.6%
Denmark	0.5%
Others	6.1%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Security Type Breakdown (% Net Assets)

Common Stocks	33.2%
Investment Companies	23.1%
Governments - Treasuries	13.9%
Corporates - Investment Grade	8.9%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.3%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.0%
Others	4.4%
Short-Term Investments	10.2%
Other assets less liabilities	-2.9%

Material Fund Change [Text Block]
C000029007
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Advisor Class
Trading Symbol	ABPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed its primary benchmark, the Standard & Poor's ("S&P") 500 Index, and its blended benchmark, a 60% / 40% blend of S&P 500 Index/ Bloomberg US Government/ Credit Index (the “benchmark”), before sales charges. Relative to these benchmarks, overall allocation to equities detracted from performance, while allocation to fixed-income assets contributed slightly. Security selection was negative within both equities and fixed income. Within equities, the overweight to health care and underweight to communication services, as well as security selection in financials and healthcare, were notable detractors. Leading contributors included the overweight to technology and underweight to materials as well as security selection in energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/15	$10,000	$10,000	$10,000
08/16	$10,412	$11,255	$11,044
08/17	$11,052	$13,082	$12,113
08/18	$11,316	$15,655	$13,439
08/19	$11,860	$16,112	$14,341
08/20	$12,100	$19,647	$16,711
08/21	$14,014	$25,770	$19,704
08/22	$11,520	$22,876	$17,463
08/23	$12,422	$26,524	$19,067
08/24	$14,199	$33,721	$22,671
08/25	$14,369	$39,076	$25,104

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	1.20%	3.50%	3.69%
S&P 500 Index	15.88%	14.74%	14.60%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	10.74%	8.48%	9.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 86,913,193
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 235,440
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$86,913,193
# of Portfolio Holdings	75
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net)	$235,440

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Common Stocks	59.1%
Governments - Treasuries	34.8%
Agencies	2.6%
Short-Term Investments	3.7%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000029004
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class A
Trading Symbol	ABPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed its primary benchmark, the Standard & Poor's ("S&P") 500 Index, and its blended benchmark, a 60% / 40% blend of S&P 500 Index/ Bloomberg US Government/ Credit Index (the “benchmark”), before sales charges. Relative to these benchmarks, overall allocation to equities detracted from performance, while allocation to fixed-income assets contributed slightly. Security selection was negative within both equities and fixed income. Within equities, the overweight to health care and underweight to communication services, as well as security selection in financials and healthcare, were notable detractors. Leading contributors included the overweight to technology and underweight to materials as well as security selection in energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/15	$9,575	$10,000	$10,000
08/16	$9,945	$11,255	$11,044
08/17	$10,535	$13,082	$12,113
08/18	$10,761	$15,655	$13,439
08/19	$11,241	$16,112	$14,341
08/20	$11,440	$19,647	$16,711
08/21	$13,218	$25,770	$19,704
08/22	$10,833	$22,876	$17,463
08/23	$11,656	$26,524	$19,067
08/24	$13,295	$33,721	$22,671
08/25	$13,409	$39,076	$25,104

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	0.86%	3.23%	3.42%
Class A (with sales charges)	-3.46%	2.33%	2.98%
S&P 500 Index	15.88%	14.74%	14.60%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	10.74%	8.48%	9.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 86,913,193
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 235,440
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$86,913,193
# of Portfolio Holdings	75
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net)	$235,440

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Common Stocks	59.1%
Governments - Treasuries	34.8%
Agencies	2.6%
Short-Term Investments	3.7%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000029006
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class C
Trading Symbol	ABPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed its primary benchmark, the Standard & Poor's ("S&P") 500 Index, and its blended benchmark, a 60% / 40% blend of S&P 500 Index/ Bloomberg US Government/ Credit Index (the “benchmark”), before sales charges. Relative to these benchmarks, overall allocation to equities detracted from performance, while allocation to fixed-income assets contributed slightly. Security selection was negative within both equities and fixed income. Within equities, the overweight to health care and underweight to communication services, as well as security selection in financials and healthcare, were notable detractors. Leading contributors included the overweight to technology and underweight to materials as well as security selection in energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/15	$10,000	$10,000	$10,000
08/16	$10,309	$11,255	$11,044
08/17	$10,836	$13,082	$12,113
08/18	$10,984	$15,655	$13,439
08/19	$11,394	$16,112	$14,341
08/20	$11,505	$19,647	$16,711
08/21	$13,189	$25,770	$19,704
08/22	$10,719	$22,876	$17,463
08/23	$11,454	$26,524	$19,067
08/24	$12,952	$33,721	$22,671
08/25	$12,984	$39,076	$25,104

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	0.24%	2.45%	2.65%
Class C (with sales charges)	-0.76%	2.45%	2.65%
S&P 500 Index	15.88%	14.74%	14.60%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	10.74%	8.48%	9.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 86,913,193
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 235,440
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$86,913,193
# of Portfolio Holdings	75
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net)	$235,440

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Common Stocks	59.1%
Governments - Treasuries	34.8%
Agencies	2.6%
Short-Term Investments	3.7%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000029010
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class I
Trading Symbol	APWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APWIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APWIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed its primary benchmark, the Standard & Poor's ("S&P") 500 Index, and its blended benchmark, a 60% / 40% blend of S&P 500 Index/ Bloomberg US Government/ Credit Index (the “benchmark”), before sales charges. Relative to these benchmarks, overall allocation to equities detracted from performance, while allocation to fixed-income assets contributed slightly. Security selection was negative within both equities and fixed income. Within equities, the overweight to health care and underweight to communication services, as well as security selection in financials and healthcare, were notable detractors. Leading contributors included the overweight to technology and underweight to materials as well as security selection in energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/15	$10,000	$10,000	$10,000
08/16	$10,411	$11,255	$11,044
08/17	$11,045	$13,082	$12,113
08/18	$11,304	$15,655	$13,439
08/19	$11,838	$16,112	$14,341
08/20	$12,077	$19,647	$16,711
08/21	$13,986	$25,770	$19,704
08/22	$11,492	$22,876	$17,463
08/23	$12,403	$26,524	$19,067
08/24	$14,184	$33,721	$22,671
08/25	$14,351	$39,076	$25,104

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	1.18%	3.51%	3.68%
S&P 500 Index	15.88%	14.74%	14.60%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	10.74%	8.48%	9.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 86,913,193
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 235,440
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$86,913,193
# of Portfolio Holdings	75
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net)	$235,440

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Common Stocks	59.1%
Governments - Treasuries	34.8%
Agencies	2.6%
Short-Term Investments	3.7%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000232929
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class Z
Trading Symbol	ABPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed its primary benchmark, the Standard & Poor's ("S&P") 500 Index, and its blended benchmark, a 60% / 40% blend of S&P 500 Index/ Bloomberg US Government/ Credit Index (the “benchmark”), before sales charges. Relative to these benchmarks, overall allocation to equities detracted from performance, while allocation to fixed-income assets contributed slightly. Security selection was negative within both equities and fixed income. Within equities, the overweight to health care and underweight to communication services, as well as security selection in financials and healthcare, were notable detractors. Leading contributors included the overweight to technology and underweight to materials as well as security selection in energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
12/21	$10,000	$10,000	$10,000
08/22	$8,373	$8,629	$8,733
08/23	$9,025	$10,005	$9,535
08/24	$10,323	$12,720	$11,337
08/25	$10,439	$14,739	$12,554

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/15/21
Class Z	1.13%	1.16%
S&P 500 Index	15.88%	11.01%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	10.74%	6.31%

Performance Inception Date	Dec. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 86,913,193
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 235,440
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$86,913,193
# of Portfolio Holdings	75
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net)	$235,440

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Common Stocks	59.1%
Governments - Treasuries	34.8%
Agencies	2.6%
Short-Term Investments	3.7%
Other assets less liabilities	-0.2%

Material Fund Change [Text Block]
C000029036
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Advisor Class
Trading Symbol	ATWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI All Country World Index (net)
08/15	$10,000	$10,000
08/16	$10,550	$10,724
08/17	$12,162	$12,560
08/18	$13,671	$13,993
08/19	$13,475	$13,954
08/20	$15,197	$16,260
08/21	$19,778	$20,916
08/22	$16,639	$17,594
08/23	$18,683	$20,048
08/24	$23,416	$24,748
08/25	$26,918	$28,656

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	14.95%	12.11%	10.41%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 936,017,060
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 3,245,983
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$936,017,060
# of Portfolio Holdings	100
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$3,245,983

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.9%
Information Technology	20.5%
Financials	10.1%
Communication Services	7.9%
Industrials	6.2%
Health Care	6.1%
Consumer Discretionary	5.4%
Consumer Staples	4.0%
Energy	1.9%
Materials	1.1%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Security Type Breakdown (% Net Assets)

Common Stocks	64.9%
Investment Companies	34.9%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Material Fund Change [Text Block]
C000029033
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Class A
Trading Symbol	ATWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI All Country World Index (net)
08/15	$9,577	$10,000
08/16	$10,079	$10,724
08/17	$11,588	$12,560
08/18	$12,994	$13,993
08/19	$12,778	$13,954
08/20	$14,367	$16,260
08/21	$18,652	$20,916
08/22	$15,653	$17,594
08/23	$17,531	$20,048
08/24	$21,916	$24,748
08/25	$25,143	$28,656

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	14.73%	11.84%	10.13%
Class A (with sales charges)	9.87%	10.87%	9.66%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 936,017,060
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 3,245,983
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$936,017,060
# of Portfolio Holdings	100
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$3,245,983

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.9%
Information Technology	20.5%
Financials	10.1%
Communication Services	7.9%
Industrials	6.2%
Health Care	6.1%
Consumer Discretionary	5.4%
Consumer Staples	4.0%
Energy	1.9%
Materials	1.1%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Security Type Breakdown (% Net Assets)

Common Stocks	64.9%
Investment Companies	34.9%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Material Fund Change [Text Block]
C000029035
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Class C
Trading Symbol	ATWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.45%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI All Country World Index (net)
08/15	$10,000	$10,000
08/16	$10,444	$10,724
08/17	$11,915	$12,560
08/18	$13,262	$13,993
08/19	$12,942	$13,954
08/20	$14,447	$16,260
08/21	$18,615	$20,916
08/22	$15,500	$17,594
08/23	$17,223	$20,048
08/24	$21,374	$24,748
08/25	$24,326	$28,656

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	13.81%	10.98%	9.30%
Class C (with sales charges)	12.81%	10.98%	9.30%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 936,017,060
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 3,245,983
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$936,017,060
# of Portfolio Holdings	100
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$3,245,983

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.9%
Information Technology	20.5%
Financials	10.1%
Communication Services	7.9%
Industrials	6.2%
Health Care	6.1%
Consumer Discretionary	5.4%
Consumer Staples	4.0%
Energy	1.9%
Materials	1.1%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Security Type Breakdown (% Net Assets)

Common Stocks	64.9%
Investment Companies	34.9%
Short-Term Investments	0.2%
Other Assets Less Liabilities	0.0%

Material Fund Change [Text Block]
C000029029
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Advisor Class
Trading Symbol	AWAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWAYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI All Country World Index (net)
08/15	$10,000	$10,000
08/16	$10,482	$10,724
08/17	$12,019	$12,560
08/18	$13,514	$13,993
08/19	$13,313	$13,954
08/20	$15,055	$16,260
08/21	$19,680	$20,916
08/22	$16,557	$17,594
08/23	$18,628	$20,048
08/24	$23,422	$24,748
08/25	$27,024	$28,656

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	15.38%	12.41%	10.45%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,344,207,001
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,660,830
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,344,207,001
# of Portfolio Holdings	71
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$4,660,830

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.8%
Information Technology	20.7%
Financials	10.0%
Communication Services	7.8%
Industrials	6.4%
Health Care	6.0%
Consumer Discretionary	5.6%
Consumer Staples	3.0%
Energy	1.5%
Materials	1.2%
Utilities	1.2%
Real Estate	0.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Security Type Breakdown (% Net Assets)

Common Stocks	64.3%
Investment Companies	34.8%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Material Fund Change [Text Block]
C000029026
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Class A
Trading Symbol	AWAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWAAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI All Country World Index (net)
08/15	$9,575	$10,000
08/16	$10,008	$10,724
08/17	$11,444	$12,560
08/18	$12,841	$13,993
08/19	$12,613	$13,954
08/20	$14,233	$16,260
08/21	$18,560	$20,916
08/22	$15,573	$17,594
08/23	$17,475	$20,048
08/24	$21,925	$24,748
08/25	$25,221	$28,656

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	15.03%	12.12%	10.17%
Class A (with sales charges)	10.16%	11.15%	9.69%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,344,207,001
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,660,830
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,344,207,001
# of Portfolio Holdings	71
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$4,660,830

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.8%
Information Technology	20.7%
Financials	10.0%
Communication Services	7.8%
Industrials	6.4%
Health Care	6.0%
Consumer Discretionary	5.6%
Consumer Staples	3.0%
Energy	1.5%
Materials	1.2%
Utilities	1.2%
Real Estate	0.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Security Type Breakdown (% Net Assets)

Common Stocks	64.3%
Investment Companies	34.8%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Material Fund Change [Text Block]
C000029028
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Class C
Trading Symbol	AWACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.46%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2025, all share classes of the Fund underperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (net) (the "benchmark"), before sales charges. The primary driver of this underperformance was negative currency selection, relative to the benchmark. Sector selection and security selection also detracted from performance, particularly due to overweight positions in health care and negative security selection within that sector. However, security selection in the industrials and financials sectors helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI All Country World Index (net)
08/15	$10,000	$10,000
08/16	$10,381	$10,724
08/17	$11,777	$12,560
08/18	$13,109	$13,993
08/19	$12,786	$13,954
08/20	$14,318	$16,260
08/21	$18,527	$20,916
08/22	$15,433	$17,594
08/23	$17,185	$20,048
08/24	$21,392	$24,748
08/25	$24,424	$28,656

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	14.17%	11.27%	9.34%
Class C (with sales charges)	13.17%	11.27%	9.34%
MSCI All Country World Index (net)	15.79%	12.00%	11.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,344,207,001
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,660,830
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,344,207,001
# of Portfolio Holdings	71
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$4,660,830

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Investment Companies	34.8%
Information Technology	20.7%
Financials	10.0%
Communication Services	7.8%
Industrials	6.4%
Health Care	6.0%
Consumer Discretionary	5.6%
Consumer Staples	3.0%
Energy	1.5%
Materials	1.2%
Utilities	1.2%
Real Estate	0.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Security Type Breakdown (% Net Assets)

Common Stocks	64.3%
Investment Companies	34.8%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Material Fund Change [Text Block]